Taxes on Income (Details) - Schedule of unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Unrecognized Tax Benefits [Abstract]
Balance at the beginning of the year	$ 8,920	$ 7,646
Increase in tax positions	4,455	2,731
Decrease in tax positions	(588)	(290)
Statue limitation	(1,012)	(890)
Tax assessment close		(277)
Balance at the end of the year	$ 11,775	$ 8,920